Business Description	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Description
1. Business Description
Description of the Business
Local Bounti is a premier CEA company redefining conversion efficiency and ESG standards for indoor agriculture. Local Bounti operates an advanced indoor growing facility in Hamilton, Montana, within a few hours’ drive of its retail and food service partners. Reaching retail shelves in record time post-harvest, Local Bounti produce is superior in taste and quality compared to traditional field-grown greens. Local Bounti’s GAP Plus+ and non-GMO
produce is sustainably grown using proprietary technology 365 days a year, using significantly less pesticides and herbicides, and using 90% less land and 90% less water than conventional outdoor farming methods. With a mission to ‘bring our farm to your kitchen in the fewest food miles possible,’ Local Bounti is disrupting the cultivation and delivery of produce.
On November 19, 2021 (the “Closing Date”), the Company (at such time named Leo Holdings III Corp) consummated the Business Combination pursuant to the Agreement and Plan of Merger, dated June 17, 2021 with Legacy Local Bounti. In connection with the consummation of the Business Combination, the Company changed its name from Leo Holdings III Corp to Local Bounti Corporation. The Company’s common stock is listed on the NYSE under the symbol “LOCL.”
On March 14, 2022, we entered into a definitive agreement to acquire California-based complementary indoor farming company Pete’s, for total consideration of $122.5 million, subject to customary adjustments. Local Bounti expects to close the acquisition of Pete’s in the second quarter of 2022. See Note 17,
Subsequent Events
, for further information regarding the Company’s acquisition of Pete’s.
Unless the context otherwise requires, the “Company” refers to the combined company and its subsidiary following the Business Combination. “Leo” refers to the Company prior to the Business Combination and “Legacy Local Bounti” refers to Local Bounti prior to the Business Combination. “New Local Bounti” refers to Local Bounti subsequent to the Business Combination. For further discussion of the Business Combination, refer to Note 3,
Business Combination and Recapitalization
.